INCOME TAX EXPENSE - Reconciliation of tax (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Reconciliation of income tax expense (benefit)
Profit before income tax	¥ 13,208,968		¥ 14,186,428	¥ 2,886,012
Tax expense calculated at the statutory tax rate of the Company 25% (2021: 25%, 2020: 25%)	3,302,242		3,546,607	721,503
Impact of different tax rates applied to subsidiaries	(263,643)		(80,794)	(77,929)
Preferential income tax rates applicable to certain branches and subsidiaries	(1,476,012)		(1,216,984)	(350,681)
Impact of change in income tax rate	(130,616)		45,101	(52,177)
Impact of temporary differences and tax losses not recognized for deferred tax assets	1,214,908		783,320	575,404
Tax incentive in relation to deduction of certain expenses	(198,130)		(186,889)	(80,268)
Distribution of other equity instruments deductible for tax purpose	(21,182)		(76,807)	(86,034)
Expenses not deductible for tax purposes	66,541		72,721	65,924
Profits and losses attributable to joint ventures and associates	(67,477)		(1,946)	(25,526)
Over-provision of current income tax of previous periods	(60,992)		(14,778)	(48,887)
Income tax expense	¥ 2,365,639	$ 342,985	¥ 2,869,551	¥ 641,329
Effective tax rate	18.00%	18.00%	20.00%	22.00%
Applicable tax rate	25.00%	25.00%	25.00%	25.00%